Composition of Certain Financial Statement Captions - Fair Value Assigned to Intangible Asset Classes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Dec. 31, 2015	Aug. 31, 2015	May 31, 2015	Aug. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011	Feb. 28, 2011	Feb. 28, 2010	Oct. 31, 2009
Fair values assigned to major intangible asset classes upon each acquisition
Goodwill	$ 717,099	$ 704,603		$ 743,348
Product registrations
Fair values assigned to major intangible asset classes upon each acquisition
Weighted average amortization period	9 years
Covenants not to compete
Fair values assigned to major intangible asset classes upon each acquisition
Weighted average amortization period	5 years
BioReference
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets	$ 446,500				$ 545,250
Goodwill	$ 401,800				401,821
BioReference | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets					100,600
BioReference | In-process research and development
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets					0
BioReference | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets					389,800
BioReference | Product registrations
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets					0
BioReference | Covenants not to compete
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets					7,750
BioReference | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets					47,100
BioReference | Other
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets					$ 0
CURNA
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets											$ 10,290
Goodwill											4,827
CURNA | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets											0
CURNA | In-process research and development
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets											10,000
CURNA | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets											0
CURNA | Product registrations
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets											0
CURNA | Covenants not to compete
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets											0
CURNA | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets											0
CURNA | Other
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets											$ 290
EirGen
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets						$ 38,634
Goodwill						83,373
EirGen | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets						0
EirGen | In-process research and development
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets						560
EirGen | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets						34,155
EirGen | Product registrations
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets						0
EirGen | Covenants not to compete
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets						0
EirGen | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets						0
EirGen | Other
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets						$ 3,919
FineTech
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets										$ 18,800
Goodwill										11,623
FineTech | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets										2,700
FineTech | In-process research and development
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets										0
FineTech | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets										14,200
FineTech | Product registrations
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets										0
FineTech | Covenants not to compete
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets										1,500
FineTech | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets										400
FineTech | Other
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets										$ 0
OPKO Biologics
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets							$ 590,200
Goodwill							139,784
OPKO Biologics | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets							0
OPKO Biologics | In-process research and development
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets							590,200
OPKO Biologics | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets							0
OPKO Biologics | Product registrations
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets							0
OPKO Biologics | Covenants not to compete
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets							0
OPKO Biologics | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets							0
OPKO Biologics | Other
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets							$ 0
OPKO Chile
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													$ 10,806
Goodwill													5,441
OPKO Chile | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													0
OPKO Chile | In-process research and development
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													0
OPKO Chile | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													3,945
OPKO Chile | Product registrations
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													5,829
OPKO Chile | Covenants not to compete
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													0
OPKO Chile | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													1,032
OPKO Chile | Other
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													0
OPKO Diagnostics
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													44,400
Goodwill													17,977
OPKO Diagnostics | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													44,400
OPKO Diagnostics | In-process research and development
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													0
OPKO Diagnostics | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													0
OPKO Diagnostics | Product registrations
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													0
OPKO Diagnostics | Covenants not to compete
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													0
OPKO Diagnostics | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													0
OPKO Diagnostics | Other
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets													$ 0
OPKO Health Europe
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets									$ 8,378
Goodwill									8,062
OPKO Health Europe | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets									3,017
OPKO Health Europe | In-process research and development
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets									1,459
OPKO Health Europe | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets									436
OPKO Health Europe | Product registrations
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets									2,930
OPKO Health Europe | Covenants not to compete
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets									187
OPKO Health Europe | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets									349
OPKO Health Europe | Other
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets									$ 0
OPKO Lab
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets								$ 14,030
Goodwill								29,629
OPKO Lab | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets								1,370
OPKO Lab | In-process research and development
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets								0
OPKO Lab | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets								3,860
OPKO Lab | Product registrations
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets								0
OPKO Lab | Covenants not to compete
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets								6,900
OPKO Lab | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets								1,830
OPKO Lab | Other
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets								$ 70
OPKO Renal
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets												$ 191,740
Goodwill												2,411
OPKO Renal | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets												0
OPKO Renal | In-process research and development
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets												191,530
OPKO Renal | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets												0
OPKO Renal | Product registrations
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets												0
OPKO Renal | Covenants not to compete
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets												0
OPKO Renal | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets												0
OPKO Renal | Other
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets												$ 210
Transition Therapeutics, Inc.
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets			$ 41,000
Goodwill			3,453
Transition Therapeutics, Inc. | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets			0
Transition Therapeutics, Inc. | In-process research and development
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets			41,000
Transition Therapeutics, Inc. | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets			0
Transition Therapeutics, Inc. | Product registrations
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets			0
Transition Therapeutics, Inc. | Covenants not to compete
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets			0
Transition Therapeutics, Inc. | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets			0
Transition Therapeutics, Inc. | Other
Fair values assigned to major intangible asset classes upon each acquisition
Total identified intangible assets			$ 0
Minimum | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Weighted average amortization period	8 years
Minimum | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Weighted average amortization period	6 years
Minimum | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Weighted average amortization period	4 years
Minimum | Other
Fair values assigned to major intangible asset classes upon each acquisition
Weighted average amortization period	3 years
Maximum | Technologies
Fair values assigned to major intangible asset classes upon each acquisition
Weighted average amortization period	12 years
Maximum | Customer relationships
Fair values assigned to major intangible asset classes upon each acquisition
Weighted average amortization period	20 years
Maximum | Trade names
Fair values assigned to major intangible asset classes upon each acquisition
Weighted average amortization period	5 years
Maximum | Other
Fair values assigned to major intangible asset classes upon each acquisition
Weighted average amortization period	10 years